Acquisitions - Summary of Pro Forma Information Adjustments (Detail) - Aurora Innovation Op Co [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Business Combination, Separately Recognized Transactions [Line Items]
Revenue	$ 0	$ 0
Net loss	$ (639,699)	$ (305,345)